SCHEDULE IV - Reinsurance Reinsurance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	$ 20,454,100,000	$ 18,648,400,000	$ 17,317,900,000
Ceded to Other Companies	555,000,000	249,900,000	214,500,000
Property, Liability and Casualty Insurance Product Line
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	20,454,100,000	18,648,400,000	17,317,900,000
Ceded to Other Companies	555,000,000	249,900,000	214,500,000
Assumed From Other Companies	0	0	0
Net Amount	$ 19,899,100,000	$ 18,398,500,000	$ 17,103,400,000
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%